Asian Growth Cubs ETF SCHEDULE OF INVESTMENTS	January 31, 2023 (Unaudited)

	Number of Shares	Value
COMMON STOCKS – 89.0%
BANGLADESH – 8.7%
Bangladesh Submarine Cable Co. Ltd.	76,923	$157,737
Beacon Pharmaceuticals Ltd.	64,297	185,874
Beximco Pharmaceuticals Ltd.	104,559	143,199
BRAC Bank Ltd.	417,444	150,554
Renata Ltd.	13,265	151,339
Square Pharmaceuticals Ltd.	76,602	150,549
		939,252
INDONESIA – 29.3%
Bank Central Asia TBK PT	453,500	256,398
Bank Neo Commerce TBK PT*	5,140,161	253,750
Bukalapak.com PT TBK*	13,768,400	266,367
Elang Mahkota Teknologi TBK PT	3,636,900	262,032
Indofood CBP Sukses Makmur TBK PT	374,300	252,197
Kalbe Farma TBK PT	1,880,600	258,441
M Cash Integrasi PT*	301,200	146,682
Media Nusantara Citra TBK PT*	3,256,000	150,962
Medikaloka Hermina TBK PT	1,559,500	161,776
Mitra Adiperkasa TBK PT*	2,834,700	245,838
Mitra Keluarga Karyasehat TBK PT	1,239,600	247,258
Prodia Widyahusada TBK PT	410,100	147,734
Telkom Indonesia Persero TBK PT	1,050,400	269,783
Unilever Indonesia TBK PT	820,200	254,979
		3,174,197
MALAYSIA – 4.9%
Frontken Corp. BHD	345,992	266,850
My EG Services BHD	1,231,496	262,711
		529,561
PHILIPPINES – 19.3%
ACEN Corp.	1,148,500	147,169
Ayala Corp.	19,690	254,832
Bank of the Philippine Islands	137,820	264,905
Bloomberry Resorts Corp.*	1,175,100	198,333
Converge Information and Communications Technology Solutions, Inc.*	965,100	308,818
Globe Telecom, Inc.	6,275	232,035
Megaworld Corp.	3,988,000	154,768
SM Prime Holdings, Inc.	397,200	268,302
Universal Robina Corp.	103,310	260,604
		2,089,766
SINGAPORE – 5.1%
Grab Holdings Ltd., Class A*	77,120	292,285
Sea Ltd., ADR*	4,042	260,507
		552,792
THAILAND – 7.9%
Chularat Hospital PCL	2,431,243	294,607
Fabrinet*	1,969	259,238
Mega Lifesciences PCL	186,134	294,623
		848,468
	Number of Shares	Value
COMMON STOCKS (Continued)
VIETNAM – 13.8%
Ho Chi Minh City Development Joint Stock Commercial Bank*	216,700	$172,362
Khang Dien House Trading and Investment JSC*	205,850	245,817
Saigon Beer Alcohol Beverage Corp.	20,300	163,629
Thien Long Group Corp.	71,000	159,881
Viet Capital Securities JSC	214,290	273,260
Vietnam Dairy Products JSC	74,800	245,957
Vingroup JSC*	95,749	233,171
		1,494,077

TOTAL COMMON STOCKS
(Cost $10,727,957)		9,628,113

EXCHANGE-TRADED FUNDS – 9.9%
EQUITY – 9.9%
DCVFMVN Diamond ETF*	1,042,100	1,075,544
TOTAL EXCHANGE-TRADED FUNDS
(Cost $1,158,246)		1,075,544

SHORT-TERM INVESTMENTS – 1.0%

Invesco Government & Agency Portfolio - Institutional Class, 4.30%(a)	110,399	110,399
TOTAL SHORT-TERM INVESTMENTS
(Cost $110,399)		110,399
TOTAL INVESTMENTS – 99.9%
(Cost $11,996,602)		10,814,056
Other Assets in Excess of Liabilities – 0.1%		7,410
TOTAL NET ASSETS – 100.0%		$10,821,466

*	Non-income producing security.
(a)	The rate is the annualized seven-day yield at period end.

ADR	:	American Depositary Receipt
JSC	:	Joint Stock Company